Schedule of Stockholders' Equity Note, Warrants or Rights, Activity (Details) (USD $)	9 Months Ended
Dec. 31, 2013
Options And Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 1	$ 0
Options And Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 2	0.00
Options And Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 3	8,310,415
Options And Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 4	0.52
Options And Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 5	0
Options And Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 6	0.00
Options And Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 7	0
Options And Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 8	0.00
Options And Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 9	8,310,415
Options And Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 10	0.52
Options And Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 11	$ 7,147,624
Options And Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 12	0.52